Prospectus Supplement

January 27, 2017

The Universal Institutional Funds, Inc.

Supplement dated January 27, 2017 to The Universal Institutional Funds, Inc. Prospectus dated April 29, 2016

Emerging Markets Equity Portfolio (Class I)
(the "Portfolio")

Effective January 30, 2017, Samuel Rhee will no longer serve as a portfolio manager to the Portfolio. Accordingly, effective January 30, 2017, all references to Mr. Rhee will be removed from the Portfolio's Prospectus.

Please retain this supplement for future reference.

  UIFEMECISPT 01-17

Prospectus Supplement

January 27, 2017

The Universal Institutional Funds, Inc.

Supplement dated January 27, 2017 to The Universal Institutional Funds, Inc. Prospectus dated April 29, 2016

Emerging Markets Equity Portfolio (Class II)
(the "Portfolio")

Effective January 30, 2017, Samuel Rhee will no longer serve as a portfolio manager to the Portfolio. Accordingly, effective January 30, 2017, all references to Mr. Rhee will be removed from the Portfolio's Prospectus.

Please retain this supplement for future reference.

  UIFEMECIISPT 01-17

Statement of Additional Information Supplement

January 27, 2017

The Universal Institutional Funds, Inc.

Supplement dated January 27, 2017 to The Universal Institutional Funds, Inc. Statement of Additional Information dated April 29, 2016, as supplemented on July 14, 2016

Emerging Markets Equity Portfolio
(the "Portfolio")

Effective January 30, 2017, Samuel Rhee will no longer serve as a portfolio manager to the Portfolio. Accordingly, effective January 30, 2017, all references to Mr. Rhee will be removed from the Portfolio's Statement of Additional Information.

Please retain this supplement for future reference.